SHARE-BASED PAYMENTS - Schedule of Share-Based Payment Expense (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Equity-settled share-based payment expense	$ 1	$ 0
Expense from share-based payment transactions	$ 1	$ 0